Discountinued Operation (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures [Text Block]

	Years Ended December 31,
	2011	2010	2009
Revenues	$2,271	$5,716	$12,214
Expenses	(2,097)	(3,225)	(6,306)
Gain on deconsolidation of a subsidiary	1,008	-	-
(Loss) gain on sale of real estate	(3,391)	460	7,701
Impairment charges	(41)	(14,241)	(6,908)
(Loss) income from discontinued operations	$(2,250)	$(11,290)	$6,701